Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases
12.	Leases
The Company has leased office spaces in U.S. locations including San Jose and Los Angeles, California, and Henderson, Nevada. Outside the U.S., leased sites include offices in Netherlands, Nova Scotia Canada, Shanghai, China, Taiwan and Hong Kong. Future minimum lease payments are under non-cancelable
operating leases that expire at various dates through year 2031. Rent expense is recognized using the straight-line method over the term of the lease.
The aggregate future
non-cancelable
minimum rental payments for the Company’s operating leases, as of December 31, 2022, are as follows (in thousands):

Years Ended December 31,
2023	$1,010
2024	734
2025	559
2026	559
2027	559
Thereafter	1,817

Total minimum operating lease payments	$5,238
Less: Amounts representing interest	(1,957)

Present value of net minimum operating lease payments	3,281
Less: Current portion	(593)

Long-term portion of operating lease obligations	$2,688

The components of the
right-of-use
assets and lease liabilities were as follows (in thousands):

	Balance Sheet Classification	December 31, 2022	December 31, 2021
Right-of-use assets, net	Right-of-use assets, net	$3,281	$—
Current operating lease liabilities	Accrued expenses and other current liabilities	$(593)	$—
Non-current operating lease liabilities	Operating lease liabilities and other non-current liabilities	(2,688)	—

Total operating lease liabilities		$(3,281)	$—

Weighted average remaining lease term (in years)		6.0	n/a
Weighted-average discount rate		14%	n/a
The components of lease cost were as follows (in thousands):

	Years Ended December 31,
	2022	2021
Operating lease costs included in operating costs and expenses:
Operating leases	$1,302	$1,182

Supplemental cash flow information related to leases was as follows (in thousands):

	Years Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows related to operating leases	$1,429	$1,471
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$4,280	n/a